FINANCE ITEMS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Interest income on bank deposits	$ 5,714	$ 2,111
Finance income	5,714	2,111
Unwinding of discount on convertible debentures (note 20)	0	3,349
Interest paid on convertible debentures	0	4,816
Interest on finance leases and other loans	1,496	1,427
Finance fees and bank charges	969	1,611
Unwinding of discount on rehabilitation provision (note 21)	1,152	1,003
Finance costs	$ 3,617	$ 12,206